Finance debt (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Balance by Type of Finance Debt
17.1.	Balance by type of finance debt

	12.31.2018	12.31.2017
In Brazil
Banking Market	9,576	12,672
Capital Market	3,320	3,649
Development banks	3,346	5,571
Others	9	38

Total	16,251	21,930

Abroad
Banking Market	24,124	31,265
Capital Market	39,627	51,912
Development banks	41	—
Export Credit Agency	3,881	3,670
Others	251	269

Total	67,924	87,116

Total finance debt	84,175	109,046

Current	3,667	7,001
Non-current	80,508	102,045

Changes in Finance Debt and Reconciliation with Cash Flows from Financing Activities
17.2.	Changes in finance debt and reconciliation with cash flows from financing activities

	Balance at 12.31.2016	Adoption of IFRS 9	Additions	Principal amortization (*)	Interest amortization (*)	Accrued interest (**)	Foreign exchange/ inflation indexation charges	Cumulative translation adjustment (CTA)	Modification of contractual cash flows	Balance at 12.31.2017
In Brazil	25,921	—	6,801	(10,641)	(2,286)	2,296	114	(275)	—	21,930
Abroad	92,205	—	18,788	(25,489)	(4,251)	4,851	1,057	(45)	—	87,116

	118,126	—	25,589	(36,130)	(6,537)	7,147	1,171	(320)	—	109,046

	Balance at 12.31.2017	Adoption of IFRS 9	Additions	Principal amortization (*)	Interest amortization (*)	Accrued interest (**)	Foreign exchange/ inflation indexation charges	Cumulative translation adjustment (CTA)	Modification of contractual cash flows	Balance at 12.31.2018
In Brazil	21,930	65	2,442	(5,451)	(1,220)	1,338	27	(2,880)	—	16,251
Abroad	87,116	177	8,644	(27,988)	(4,465)	4,400	1,409	(1,357)	(12)	67,924

	109,046	242	11,086	(33,439)	(5,685)	5,738	1,436	(4,237)	(12)	84,175

Reconciliation to the Statement of Cash Flows
PP&E on credit			(136)	—	—
Debt restructuring			—	(635)	—
Deposits linked to financing			—	—	(106)
Finance leases			—	11	—

Net cash used in financing activities			10,950	(34,063)	(5,791)

(*)	It includes pre-payments.
(**)	It includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.

Summarized Information on Current and Non-Current Finance Debt
17.3.	Summarized information on current and non-current finance debt

Maturity in	2019	2020	2021	2022	2023	2024 onwards	Total (**)	Fair value
Financing in U.S.Dollars (US$)(*):	2,100	1,538	4,598	5,726	9,274	39,189	62,425	64,763

Floating rate debt	1,359	1,473	2,526	4,358	6,175	12,550	28,441
Fixed rate debt	741	65	2,072	1,368	3,099	26,639	33,984
Average interest rate	5.4%	5.9%	5.8%	5.7%	5.7%	6.5%	6.2%

Financing in Brazilian Reais (R$):	1,380	2,164	2,090	3,906	2,160	4,308	16,008	14,621

Floating rate debt	919	1,916	1,835	3,576	1,932	3,104	13,282
Fixed rate debt	461	248	255	330	228	1,204	2,726
Average interest rate	6.1%	6.1%	6.7%	6.5%	6.7%	5.9%	6.3%

Financing in Euro (€):	124	219	324	685	517	1,649	3,518	4,258

Floating rate debt	1	174	—	—	—	—	175
Fixed rate debt	123	45	324	685	517	1,649	3,343
Average interest rate	4.5%	4.6%	4.8%	4.9%	4.6%	4.6%	4.7%

Financing in Pound Sterling (£):	58	—	—	—	—	2,161	2,219	2,282

Fixed rate debt	58	—	—	—	—	2,161	2,219
Average interest rate	5.9%	—	—	—	—	6.3%	6.2%

Financing in other currencies:	5	—	—	—	—	—	5	5

Floating rate debt	—	—	—	—	—	—	—
Fixed rate debt	5	—	—	—	—	—	5
Average interest rate	9.9%	—	—	—	—	—	9.9%

Total as of December 31, 2018	3,667	3,921	7,012	10,317	11,951	47,307	84,175	85,929

Average interest rate	5.5%	5.9%	5.9%	5.8%	5.8%	6.4%	6.1%

Total as of December 31, 2017	7,001	6,476	9,641	12,745	18,014	55,169	109,046	116,621

Average interest rate	5.6%	5.9%	5.9%	5.9%	5.7%	6.4%	6.1%

(*)	Includes debt raised in Brazil (in Brazilian reais) indexed to the U.S. dollar.
(**)	The average maturity of outstanding debt as of December 31, 2018 is 9.14 years (8.62 years as of December 31, 2017).

Lines of Credit
17.5.	Lines of credit

				Amount
Company	Financial institution	Date	Maturity	Available (Lines of Credit)	Used	Balance
Abroad
PGT BV	CHINA EXIM	10/24/2016	5/23/2019	1,000	900	100
PGT BV	Syndicate of banks	3/7/2018	2/7/2023	4,350	—	4,350
PGT BV	Credit Agricole Corporate	4/12/2018	6/20/2019	400	222	178
Petrobras	New Development Bank	8/27/2018	8/27/2022	200	40	160

Total				5,950	1,162	4,788

In Brazil
Petrobras	Banco do Brasil	3/23/2018	1/26/2023	516	—	516
Petrobras	Bradesco	6/1/2018	5/31/2023	516	—	516
Petrobras	Banco do Brasil	10/4/2018	9/5/2025	516	—	516
Transpetro	BNDES	11/7/2008	8/12/2041	117	53	64
Transpetro	Caixa Econômica Federal	11/23/2010	Not defined	85	—	85

Total				1,750	53	1,697